Label	Element	Value
Baillie Gifford International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BAILLIE GIFFORD FUNDS

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford International Growth Fund

Supplement dated February 1, 2021 to the Prospectuses dated April 29, 2020 as revised from time to time

Effective immediately, the Prospectuses are revised as follows:

Baillie Gifford International Growth Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford International Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The second paragraph in the section titled “Principal Investment Strategies” under “Fund Summaries–Baillie Gifford International Growth Fund” on page 40 of the Class K and Institutional Class Prospectus and on page 23 of the Class 2-5 Prospectus is deleted in its entirety and replaced with the following:

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the U.S. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE